Note 4 - Cash and Cash Equivalents (Detail) - Cash and Cash Equivalents (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Cash and cash equivalents
Cash on deposit with banks	$ 37,638	$ 65,547
Total cash and cash equivalents	$ 37,638	$ 65,547	$ 69,644	$ 89,554